Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Net income (loss)	$ (11,357,206)	$ (1,459,628)	$ 805,491	$ (26,836,426)	$ (3,449,458)	$ 1,899,660
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	92,253	11,857	35,009	75,851	9,751	70,017
Deferred income tax	(3,367)	(433)	(2,339)	(9,078)	(1,167)	(6,589)
Bad Debt Expenses			4,914	449,763	57,811	49,161
Impairment loss on trade receivables				178,751	22,976	151,287
Impairment loss on prepayment				10,593,902	1,361,702
Operating cash flows before movements in working capital	(11,268,320)	(1,448,204)	843,075	(15,547,237)	(1,998,385)	2,163,536
Accounts receivable	(5,120,011)	(658,023)	(1,908,433)	2,695,930	346,525	(842,122)
Deposits, prepayments and other receivables	(6,559,042)	(842,967)	(778,558)	(19,876,246)	(2,554,820)	(1,182,180)
Amounts due from (to) related parties	171,611	22,055	(931,150)	(1,773,702)	(227,985)	1,640,964
Amounts due from directors						(279,000)
Accounts payable	652,909	83,912	(388,287)	(492,186)	(63,264)	758,477
Accruals and other payables	(201,048)	(25,839)	(71,230)	563,472	72,427	(637,583)
Contract liabilities	1,039,166	133,552				(26,995)
Income tax payable	485,578	62,406	824,142	(397,816)	(51,134)	318,513
Net cash provided by (used in) operating activities	(20,799,157)	(2,673,108)	(2,410,441)	(34,827,785)	(4,476,636)	1,913,610
Cash flows from financing activities:
Advance from a director of the Company	7,670	985	1,409,400
Advance from (repayment to) a shareholder of the Company	(164,582)	(21,152)		1,409,400	181,159	(3,123,250)
Deferred Offering costs	389,015	49,996
Deferred IPO costs				(17,649,069)	(2,268,547)
Proceeds from initial public offering				71,462,841	9,185,573
Repayment of Bank borrowings	(453,092)	(58,231)	(426,611)	(869,127)	(111,714)
New borrowings raised	3,120,000	400,982
Dividend paid						(3,000,000)
Net cash provided by financing activities	2,899,011	372,580	982,789	54,354,045	6,986,471	(6,123,250)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(572,455)	(73,572)
Net cash used in investing activities	(572,455)	(73,572)
Translation difference				(16,276)	(2,092)	4,293
Net decrease in cash	(18,472,601)	(2,374,100)	(1,427,652)	19,526,260	2,509,835	(4,209,640)
Cash, beginning of year	23,878,899	3,068,917	4,368,915	4,368,915	561,564	8,574,262
Cash, end of year	5,406,298	694,817	2,941,263	23,878,899	3,068,917	4,368,915
Supplemental information
Cash paid for interest, net	(95,435)	(12,265)	(152,235)
Supplemental of Non-Cash Operating Activities
Lease liabilities arising from obtaining right-of-use assets	791,043	101,665
Cash paid for interest, net				276,675	35,563	293,943
Cash paid for income tax				660,628	84,915	387,326
Previously Reported [Member]
Cash flows from investing activities:
Cash, beginning of year	$ 23,878,899	$ 3,069,307	$ 4,368,915	4,368,915
Cash, end of year				$ 23,878,899	$ 3,069,307	$ 4,368,915